Other Long-Term Liabilities	12 Months Ended
Dec. 30, 2012
Other Liabilities Disclosure [Abstract]
Other Long-Term Liabilities

14. Other Long-Term Liabilities

A summary of other long-term liabilities is as follows:

	As Of
	January 1, 2012	December 30, 2012
Unfavorable lease liability	$12,100	$14,159
Unamortized lease incentives	8,935	12,498
Workers’ compensation / general liability reserves	4,145	9,476
Deferred rent	5,577	8,038
Closed store reserves	4,208	3,864
ARO liability	1,236	2,362
Other	—	222

Total	$36,201	$50,619

Unfavorable leasehold interests of $3.9 million and $12.8 million were recognized in connection with the Sunflower Transaction and Henry’s Transaction, respectively, and are being amortized on a straight-line basis over the term of the underlying lease.